Significant accounting policies - (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Item	Dec. 31, 2021 CAD ($)
Significant accounting policies [Abstract]
Company's contribution to DPSP | $
Number of CGUs identified for testing non-financial assets for impairment | Item	1